UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Sub-Total MYnd Stockholders' Equity	Non-controlling Interest	Total
Balance at Beginning at Sep. 30, 2017	$ 4,300		$ 80,189,700	$ (75,646,600)	$ 4,547,400		$ 4,547,400
Balance at Beginning (in shares) at Sep. 30, 2017	4,299,311
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 100		336,500		336,600		336,600
Stock-based compensation (in shares)	37,500
Common Stock issued to vendors for services			14,800		14,800		14,800
Common Stock issued to vendors for services (in shares)	23,750
Net loss				(2,769,300)	(2,769,300)		(2,769,300)
Balance at ending at Dec. 31, 2017	$ 4,400		80,541,000	(78,415,900)	2,129,500		2,129,500
Balance at ending (in shares) at Dec. 31, 2017	4,360,561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			256,400		256,400		256,400
Stock-based compensation (in shares)	20,000
Common Stock issued to vendors for services			11,000		11,000		11,000
Common Stock issued to vendors for services (in shares)	(16,250)
Stock issued for preferred shares		$ 1,100	2,098,900		2,100,000		2,100,000
Stock issued for preferred shares (in shares)		1,050,000
Net loss				(2,587,400)	(2,587,400)	(72,300)	(2,659,700)
Balance at ending at Mar. 31, 2018	$ 4,400	$ 1,100	82,907,300	81,003,300	1,909,500	(72,300)	1,837,200
Balance at ending (in shares) at Mar. 31, 2018	4,364,311	1,050,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 110		761,190		761,300		761,300
Stock-based compensation (in shares)	126,314
Shares issued to Aspire Capital Purchase Agreement	$ 1,650		2,856,950		2,858,600		2,858,600
Shares issued to Aspire Capital Purchase Agreement (in shares)	1,652,222
Common Stock issued to vendors for services	$ 100		136,500		136,600		136,600
Common Stock issued to vendors for services (in shares)	83,750
Stock issued for preferred shares
Stock issued for preferred shares (in shares)
Proceeds from Option Exercise	$ 40		54,160		54,200		54,200
Proceeds from Option Exercise (in shares)	35,000
Net loss				(2,605,000)	(2,605,000)	(332,200)	(2,937,200)
Balance at ending at Jun. 30, 2018	$ 6,300	$ 1,100	86,716,100	(83,608,300)	3,115,200	(404,500)	2,710,700
Balance at ending (in shares) at Jun. 30, 2018	6,261,597	1,050,000
Balance at Beginning at Sep. 30, 2018	$ 7,400	$ 1,100	89,257,700	(85,245,300)	4,020,900	(734,400)	3,286,500
Balance at Beginning (in shares) at Sep. 30, 2018	7,407,254	1,050,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 200		517,100		517,300		517,300
Stock-based compensation (in shares)	144,000
Common Stock issued to vendors for services			5,600		5,600		5,600
Common Stock issued to vendors for services (in shares)	3,750
Net loss				(2,377,500)	(2,377,500)	(326,900)	(2,704,400)
Balance at ending at Dec. 31, 2018	$ 7,600	$ 1,100	89,780,400	(87,622,800)	2,166,300	(1,061,300)	1,105,000
Balance at ending (in shares) at Dec. 31, 2018	7,555,004	1,050,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			258,000		258,000		258,000
Stock-based compensation (in shares)	30,000
Shares issued to Aspire Capital Purchase Agreement	$ 1,300		1,810,500		1,811,800		1,811,800
Shares issued to Aspire Capital Purchase Agreement (in shares)	1,315,429
Common Stock issued to vendors for services			47,000		47,000		47,000
Common Stock issued to vendors for services (in shares)	36,262
Net loss				(2,258,600)	(2,258,600)	(451,100)	(2,709,700)
Balance at ending at Mar. 31, 2019	$ 8,900	$ 1,100	91,895,900	(89,881,400)	2,024,500	(1,512,400)	512,100
Balance at ending (in shares) at Mar. 31, 2019	8,936,695	1,050,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 50		438,150		438,200		438,200
Stock-based compensation (in shares)	76,250
Shares issued to Aspire Capital Purchase Agreement	$ 900		909,200		910,100		910,100
Shares issued to Aspire Capital Purchase Agreement (in shares)	908,080
Common Stock issued to vendors for services	$ 50		4,650		4,700		4,700
Common Stock issued to vendors for services (in shares)	3,750
Proceeds from public offering	$ 2,800		2,541,900		2,544,700		2,544,700
Proceeds from public offering (in shares)	2,776,491
Net loss				(2,121,700)	(2,121,700)	(604,200)	(2,725,900)
Balance at ending at Jun. 30, 2019	$ 12,700	$ 1,100	$ 95,789,800	$ (92,003,100)	$ 3,800,500	$ (2,116,600)	$ 1,683,900
Balance at ending (in shares) at Jun. 30, 2019	12,701,266	1,050,000